UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2007

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth P. Pearlman
Title:    Principal of ShareInVest Research L.P.
Phone:    212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman       New York, New York                 May 1, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       29

Form 13F Information Table Value Total:     $126,811
                                           (thousands)

List of Other Included Managers:            None



                           FORM 13F INFORMATION TABLE

   COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8
   --------               --------      --------   --------     --------       --------     --------       --------
                          TITLE OF                   VALUE   SHRS OR SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP     (X$1000) PRN AMT PRN CALL   DISCRETION    MANAGERS   SOLE SHARED NONE
--------------           ----------      -----     -------- ----------------   ----------    --------   ----------------


AMERICAN AXLE &
  MFG HLDGS IN               COM       024061103    4,800      175,500 SH         Sole         N/A           175,500

AMERICAN EAGLE
  OUTFITTERS NE              COM       02553E106    7,784      259,543 SH         Sole         N/A           259,543

BEST BUY INC                 COM       086516101    1,631      33,475 SH          Sole         N/A           33,475

CARMAX, INC                  COM       143130102    2,367      96,468 SH          Sole         N/A           96,468

CARNIVAL CORP            PAIRED CTF    143658300    2,582      55,100 SH          Sole         N/A           55,100

CARTER INC                   COM       146229109    2,499      98,600 SH          Sole         N/A           98,600

CENTEX CORP                  COM       152312104    2,473      59,200 SH          Sole         N/A           59,200

CHAMPION ENTERPRISES
  INC                        COM       158496109    1,436      163,200 SH         Sole         N/A           163,200

COACH INC                    COM       189754104    4,760      95,100 SH          Sole         N/A           95,100

DOLLAR GEN CORP              COM       256669102    1,946      92,000 SH          Sole         N/A           92,000

EAGLE MATERIALS INC          COM       26969P108    1,170      26,206 SH          Sole         N/A           26,206

GENENTECH INC              COM NEW     368710406    11,374     138,509 SH         Sole         N/A           138,509

HEARTLAND EXPRESS INC        COM       422347104    4,040      254,383 SH         Sole         N/A           254,383

INFRASOURCE SVCS INC         COM       45684P102    2,256      73,900 SH          Sole         N/A           73,900

HUNT J B TRANS SVCS INC      COM       445658107    5,804      221,200 SH         Sole         N/A           221,200

KNIGHT TRANSN INC            COM       499064103    7,077      397,121 SH         Sole         N/A           397,121

LOWES COS INC                COM       548661107    3,933      124,900 SH         Sole         N/A           124,900

MAGNA ENTMT CORP             CLA       559211107    624        171,300 SH         Sole         N/A           171,300

MEDTRONIC INC                COM       585055106    3,989      81,300 SH          Sole         N/A           81,300

OLD DOMINION FGHT LINES
  INC                        COM       679580100    2,893      100,412 SH         Sole         N/A           100,412

QUANTA SVCS INC              COM       74762E102    9,213      365,300 SH         Sole         N/A           365,300

RARE HOSPITALITY INTL
  INC                        COM       753820109    7,232      240,350 SH         Sole         N/A           240,350

RYANAIR HLDGS PLC            ADR       783513104    14,751     329,330 SH         Sole         N/A           329,330

STAPLES, INC                 COM       855030102    3,783      146,396 SH         Sole         N/A           146,396

SWIFT TRANSN CO              COM       870756103    2,296      73,700 SH          Sole         N/A           73,700

TEXAS ROADHOUSE INC          CLA       882681109    3,223      226,200 SH         Sole         N/A           226,200

THOR INDS INC                COM       885160101    2,151      54,600 SH          Sole         N/A           54,600

TOLL BROTHERS INC            COM       889478103    1,876      68,500 SH          Sole         N/A           68,500

URBAN OUTFITTERS INC         COM       917047102    6,848      258,324 SH         Sole         N/A           258,324

                                TOTAL             126,811